SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENT
SUBSEQUENT EVENT

27.    SUBSEQUENT EVENT

In addition to the information disclosed elsewhere in the financial statements, there are the following subsequent events:

On April 3, 2019, after the renegotiation with the buyer, the consideration for the transaction of disposal Shuo Ge discussed in Note 10 was changed to RMB 251.8 million and the Group should return the RMB 73.2 million and its related interest of RMB 13.0 million within six years, from January 1, 2019 to Dec 31, 2024. And the Group has reached an exclusive lease-back agreement with this third party to obtain the exclusive lease-back operation right for the building in the next five years at a total cost of RMB173.1 million.

On May 17, 2019, the Group received a notice from a government prosecutors’ office in Beijing that the Group was currently under investigation for allegations of enterprise bribery. The Group has engaged a criminal defense counsel to prepare for the relevant legal proceedings. By that date, Mr. Song Wang had been arrested and was also currently under investigation for the allegations of enterprise bribery against the Group. Mr. Song Wang tendered his resignation as the Company’s Chief Executive Officer to the Board on May 17, 2019, then the Board has appointed Mr. Bin Liu as the Company’s Acting Chief Executive Officer. As the legal proceedings are still at a relatively early stage, the Company is currently unable to assess the likely outcomes of such proceedings. Therefore, no provision has been made for this case.

On May 20, 2019 the Company received a notification letter (the “Notification Letter”) from The Nasdaq Stock Market, Inc. (the “NASDAQ”) indicating that the Company is not in compliance with Nasdaq Listing Rule 5250(c)(1) because it did not timely file its annual report on Form 20-F for the fiscal year ended December 31, 2018 (“2018 Form 20-F”) with the Securities and Exchange Commission (the “SEC”). The Notification Letter also contains questions (the “Questions”) relating to the Company’s disclosure of certain recent events (“Recent Disclosure”), including (i) Grant Thornton China’s resignation as the Company’s independent auditor, (ii) the Company’s engagement with Michael T. Studer CPA P.C. as independent auditor to the Company and (iii) allegations of enterprise bribery against the Company as well as Mr. Song Wang, the Company’s Chairman and former Chief Executive Officer. The Notification Letter states that in light of the Company’s Recent Disclosure, the staff of NASDAQ has determined to apply more stringent criteria and shorten the time period for the Company to submit its plan to regain compliance (the “Plan”). The Notification Letter further states that the Company must submit the Plan and its response to the Questions no later than May 31, 2019.

On July 2, 2019 the Company received a notification letter (the “Notification Letter II”) from the NASDAQ that its American depositary shares would be delisted from the NASDAQ Stock Market. The Notification Letter II states that the Staff of NASDAQ has determined to deny the Company’s request for an extension of time to regain compliance with the filing requirement in NASDAQ Listing Rule 5250(c)(1). The Staff also cited two additional bases for delisting, which are (i) non-compliance with NASDAQ Listing Rule 52560(b)(1) due to the Company’s failure to timely disclose certain information regarding the arrest of the Company’s former chief executive officer Mr. Song Wang and the criminal investigation into the Company as well as (ii) public interest concerns pursuant to NASDAQ Listing Rule 5101 due to the failure of the Company’s senior management to promptly advise the Company’s board of directors of Mr. Wang’s arrest and the investigation of the Company.

On September 4, 2019, Nasdaq issued a letter to the Company stating that The Nasdaq Hearings Panel (the “Panel”) has determined to delist the Company’s shares from The Nasdaq Stock Market. The delisting determination stated that Nasdaq will complete the delisting by filing a Form 25 with the SEC after applicable appeal periods have lapsed. Thereafter, the Company intends to work with a market maker to file a Form 211 with FINRA to enable the Company’s shares to begin trading on the over-the-counter markets.

On September 9, 2019, the First Branch of Beijing People's Procurator has presented public prosecution to the First Intermediate People's Court of Beijing against the Group regarding the case of suspected company bribery. Management is of the view that these proceedings are at a preliminary stage, therefore it is impossible at this stage to properly evaluate the outcome. Therefore, no provision has been made for this case.

On November 8, 2019, the Company received a notification that the Nasdaq has determined to remove from listing the American Depositary Shares of the Company, effective at the opening of the trading session on November 18, 2019. Based on review of information provided by the Company, Nasdaq Staff determined that the Company no longer qualified for listing on the Exchange pursuant to Listing Rules 5100, 5250(b)(1) and 5250(c)(1). The Company was notified of the Staffs determination on July 2, 2019. The Company appealed the determination to a Hearing Panel. Upon review of the information provided by the Company, the Panel issued a decision dated September 4, 2019, denying the Company continued listing and notified the Company that trading in the Company’s securities would be suspended on September 6, 2019. The Company did not request a review of the Panels decision by the Nasdaq Listing and Hearing Review Council. The Listing Council did not call the matter for review. The Panels Determination to delist the Company became final on October 21, 2019.

In October 2019, Bank C sent notice of early maturity of loan to Xin Run and asked for the early repayment of bank loans amounted to RMB160 million and related unpaid interest. In December 2017, the two parties signed RMB220 million bank loan agreement with the term of five years (see Note 13).  As of October 31, 2019, the balance of the borrowing was RMB160 million. As the buildings and land use right that pledged to the bank has been sealed up by the Shunyi District Court mainly due to the lawsuit with a subsidiary of BFSMC, the bank considered that Xin Run has defaulted and asked for the immediate repayment of the RMB160 million and related unpaid interest within three days. And Xin Run did not repay the bank loan yet.

In October 2019, Bank B sent notice of early maturity of loan to Xin Run and asked for the early repayment of bank loans amounted to RMB 170 million and related unpaid interest immediately, as the buildings and land use right that pledged to Bank B has been sealed up by the court, the bank account in Bank  B has been frozen, and Xin Run did not made repayment of loans according to the repayment plan, which violated the bank facility agreement. And Xin Run did not repay the bank loan yet.

Other litigation issues

The Company and certain of its current and former officers and directors have been named as defendants in a shareholder class action lawsuit filed in the U.S. District Court for the Central District of California (the “Central California District Court”): William Likas v. ChinaCache International Holdings Ltd. et al, Civil Action No. 2:2019-cv-06942 (C.D. Cal.) (filed on August 9, 2019).  The action—purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of their trading activities related to the Group’s ADSs from April 10, 2015 to May 17, 2019—alleges that certain of the Group’s public statements and filings contained materially false and misleading statements or omissions in violation of U.S. securities laws. On October 2, 2019, the Central California District Court appointed a group of two purported shareholders of the Company as the Lead Plaintiff of the class. On November 13, 2019, the Central California District Court entered an order to show cause, ordering the Lead Plaintiff to explain why this action should not be dismissed for lack of prosecution because the Lead Plaintiff had not filed a proof of service regarding any defendant. On November 20, 2019, the Lead Plaintiff submitted a response to the Court’s order to show cause and requested that the Court allow the Lead Plaintiff to serve the defendants through alternative means. The Court has not ruled on the Lead Plaintiff’s response or request for alternative service. Back on June 12, 2019, another plaintiff had filed a substantially identical putative shareholder class action lawsuit against the Group and certain of the Group’s current and former officers and directors in the U.S. District Court for the Southern District of New York. On August 30, 2019, the plaintiff voluntarily dismissed that lawsuit.

In July 2017, a claim was raised by a construction company of the cloud infrastructure against Xin Run, for the alleged non-payment of construction fees of RMB73.9 million and the relating interest. In July 2019, this construction company and Xin Run reached an agreement under the mediation of the Court of Second Instance to settle this case. Xin Run should pay RMB33.7 million to this construction company. The Company has fully accrued the amount as liability accordingly. In August 2019, Xin Run repaid RMB10 million, but it did not repay the remaining balance subsequently. According to the agreement, if Xin Run does not settle the payment on time, it should be doubled the relating interest for the delaying days. In November 2019, the construction company has applied to the competent court for compulsory execution.

In October 2017, a subsidiary of BFSMC filed a lawsuit against Xin Run in the Shunyi District Court of Beijing requesting Xin Run pay overdue rent and the relating interest from October 2017 to June 2018 with amount of RMB64.8 million. The court has sentenced in support of the plaintiff that Xin Run should pay overdue rent in an amount equal to RMB64.8 million and the relevant interest thereon. The subsidiary of BFSMC has applied to the competent court for compulsory execution of the court decision. Accordingly, the land use right and relevant buildings owned by Xin Run has been sealed up by the Shunyi District Court of Beijing. Liability equal to the sentenced amount has been recorded in the balance sheet as of December 31, 2018 under other payables to offset consideration received for disposal of Zhao Du and Shuo Ge in the expectation to net settle with BFSMC.

In June 2019, the foregoing subsidiary of BFSMC filed another lawsuit against Xin Run in the Shunyi District Court of Beijing requesting Xin Run pay overdue rent from July 2018 to March 2019 with total amount of RMB64.8 million and the relating interest. Xin Run appealed to a higher court and the result is still pending. Management is of the view that these proceedings are at a preliminary stage, therefore, it is impossible at this stage to properly evaluate the outcome. Liability of the six-month rent in 2018 has been recorded in the balance sheet as of December 31, 2018 under other payables to offset consideration received for disposal of Zhao Du and Shuo Ge in the expectation to net settle with BFSMC.

In April 2019, a trading company filed a lawsuit against Xin Run for the payment of equipment purchase price and related penalty in a total amount of approximately RMB37.2 million. In June 2019, the trading company and Xin Run reached an agreement under the mediation of the court. According to the agreement, Xin Run should pay RMB20.2 million and related interest of RMB6.0 million to the trading company. The Company has accrued the amount as other payables, Xin Run only settled RMB2.0 million subsequently.

In April 2019, a technology company filed a lawsuit in Shanghai Minhang District People’s Court against Beijing Blue I.T., demanding payment of service fee and relevant liquidated damage in a total amount of approximately RMB28.3 million. The court rendered a judgment on the case on October 15, 2019, which ruled that Beijing Blue I.T. should pay relevant service fee, liquidated damage and costs of legal proceedings. Beijing Blue I.T. has appealed the judgment to higher court. Management is of the view that these proceedings are at a preliminary stage, therefore it is impossible at this stage to properly evaluate the outcome.

The Company accrued the 2018 service fee, amounted to RMB18.7 million as liability in balance sheet for the year ended December 31, 2018.

In June 2019, a computer company filed a lawsuit against Xin Run requesting for the payment of equipment purchase fee and its related interest in a total amount of RMB40.8 million. Thereafter Xin Run filed a motion to dismiss the company's counterclaim arguing that the court does not have the jurisdiction. In November 2019, the court made judgment and agreed to transfer the case to Chaoyang District Court of Beijing. In June 2019, the computer company also filed a lawsuit against Xin Run requesting for the payment of construction service fee and its related interest in a total amount of RMB58.1 million. In September 2019, the computer company altered its request for litigation with claiming extra construction fee with the amount of RMB16.5 million. Xin Run has appealed the judgment to a higher court. Management is of the view that these proceedings are at preliminary stages, and it is impossible at this stage to properly evaluate the outcome. However, the Company has accrued most of the amount as other payables.

In August 2019, a building materials technology company initiated a lawsuit against Xin Run in the Beijing Shunyi District People’s Court to request payment of approximately RMB35.6 million that should be paid by Xin Run to a third party, as such third party was obligated to pay the same amount to the building materials technology company, and the relating cost of the lawsuit. Xin Run filed a motion to dismiss the case for lack of jurisdiction, which was granted by the court and as a result, this lawsuit is still pending. Management is of the view that these proceedings are at a preliminary stage, therefore it is impossible at this stage to properly evaluate the outcome. However, the amount has been accrued as other payables.

In October 2019, another technology company filed a lawsuit against Xin Run in the Beijing Shunyi District People’s Court, requesting Xin Run to pay overdue construction fees and liquidated damage in a total amount of approximately RMB20.5 million. Xin Run filed a motion to dismiss for lack of jurisdiction. However, Xin Run were notified by the court that its motion was rejected and certain real-property of Xin Run was sealed up by the court. As of the date hereof, this lawsuit is still pending. Management is of the view that these proceedings are at a preliminary stage, therefore it is impossible at this stage to properly predict the result and potential financial impact of this pending claim, if any. However, the Company has accrued the amount as other payables.

In November 2019, bank B  filed a lawsuit with respect to financial loan agreement dispute against Xin Run, Mr. Song Wang and Ms. Jean Xiaohong Kou in the Fushun Intermediate People's Court of Liaoning Province. As of the date hereof, the Group has not received the any documents relating to this lawsuit from the court.

In addition, according to court decisions issued in certain legal proceedings, an aggregate amount of RMB12.0 million  and RMB4.3 million in bank accounts of Beijing Blue I.T. and Xin Run, is currently frozen and restricted to be used, respectively.